ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 18.6%
Auto Components 0.8%
Gentex	197,000	3,440
TRW (1)	15,000	349
		3,789
Diversified Consumer Services 1.0%
Education Management (1)	71,000	2,954
Laureate (1)	35,000	1,868
		4,822
Hotels, Restaurants & Leisure 4.2%
Fairmont Hotels	142,000	6,348
International Game Technology	120,000	4,226
PF Chang's China Bistro (1)	32,000	1,577
The Cheesecake Factory (1)	80,000	2,996
Tim Hortons (1)	17,000	451
Wendy's	11,000	683
Wynn Resorts (1)	55,000	4,227
		20,508
Household Durables 1.7%
Garmin	53,000	4,210
Harman International	34,000	3,778
		7,988
Internet & Catalog Retail 0.8%
Amazon.com (1)	109,000	3,980
		3,980
Leisure Equipment & Products 0.5%
Brunswick	60,000	2,332
		2,332
Media 4.3%
Catalina Marketing	91,000	2,102
Citadel Broadcasting	199,000	2,207
Clear Channel Outdoor, Class A (1)	45,000	1,055
Discovery Holding, Series A (1)	161,000	2,415
Dreamworks Animation, Class A (1)	41,000	1,085
Getty Images (1)	32,000	2,396
Lamar Advertising (1)	111,000	5,841
Univision Communications, Class A (1)	103,000	3,550
		20,651
Multiline Retail 0.6%
Dollar General	150,000	2,650
Family Dollar Stores	8,000	213
		2,863
Specialty Retail 4.7%
Bed Bath & Beyond (1)	30,000	1,152
Best Buy	68,000	3,803
CarMax (1)	65,000	2,124
Michaels Stores	73,000	2,743
O'Reilly Automotive (1)	95,000	3,473
PETsMART	150,000	4,221
Ross Stores	89,000	2,598
Williams-Sonoma (1)	59,000	2,502
		22,616
Total Consumer Discretionary		89,549
CONSUMER STAPLES 1.0%
Beverages 0.3%
Cott (1)	118,000	1,520
		1,520
Food & Staples Retailing 0.7%
Shoppers Drug Mart (CAD)	46,000	1,753
Whole Foods Market	22,000	1,461
		3,214
Total Consumer Staples		4,734
ENERGY 7.9%
Energy Equipment & Services 3.7%
BJ Services	193,000	6,678
Cooper Cameron (1)	35,000	1,543
FMC Technologies (1)	84,000	4,302
Smith International	136,000	5,298
		17,821
Oil, Gas & Consumable Fuels 4.2%
EOG Resources	87,000	6,264
Murphy Oil	100,000	4,982
Ultra Petroleum (1)	10,000	623
Western Gas Resources	59,000	2,847
XTO Energy	126,000	5,490
		20,206
Total Energy		38,027
FINANCIALS 7.0%
Capital Markets 4.7%
E*TRADE Financial (1)	176,000	4,749
Eaton Vance	119,000	3,258
Investors Financial Services	16,000	750
Janus Capital Group	101,000	2,340
John Nuveen	59,000	2,841
Legg Mason	30,000	3,760
TD Ameritrade Holding	237,000	4,946
		22,644
Commercial Banks 0.2%
SVB Financial Group (1)	17,000	902
		902
Insurance 1.9%
Assurant	90,000	4,432
Axis Capital Holdings	101,000	3,020
Principal Financial Group	37,000	1,806
		9,258
Real Estate 0.2%
CapitalSource, REIT	43,000	1,070
		1,070
Total Financials		33,874
HEALTH CARE 17.8%
Biotechnology 6.7%
Abgenix (1)	65,000	1,463
Alkermes (1)	104,000	2,293
Amylin Pharmaceuticals (1)	53,000	2,594
Cephalon (1)	83,000	5,001
Gilead Sciences (1)	44,000	2,738
Human Genome Sciences (1)	44,000	478
MedImmune (1)	201,000	7,353
Myogen (1)	26,000	942
Neurocrine Biosciences (1)	36,000	2,323
OSI Pharmaceuticals (1)	43,000	1,380
PDL Biopharma (1)	59,000	1,935
Theravance (1)	25,000	701
Vertex Pharmaceuticals (1)	82,000	3,000
		32,201
Health Care Equipment & Supplies 2.3%
C R Bard	13,000	882
Edwards Lifesciences (1)	75,000	3,262
Gen-Probe (1)	37,000	2,039
Kinetic Concepts (1)	51,000	2,100
Thermo Electron (1)	73,000	2,708
		10,991
Health Care Providers & Services 6.5%
Community Health System (1)	71,000	2,567
Coventry Health Care (1)	29,000	1,566
DaVita (1)	29,000	1,746
Health Management	116,000	2,502
Humana (1)	60,000	3,159
Laboratory Corporation of America (1)	82,000	4,795
Manor Care	118,000	5,233
Omnicare	45,000	2,475
Patterson Companies (1)	115,000	4,048
Triad Hospitals (1)	78,000	3,268
		31,359
Pharmaceuticals 2.3%
Barr Pharmaceuticals (1)	74,000	4,661
Elan ADR (1)	225,000	3,249
Sepracor (1)	40,000	1,952
Valeant Pharmaceuticals	98,000	1,553
		11,415
Total Health Care		85,966
INDUSTRIALS & BUSINESS SERVICES 14.4%
Aerospace & Defense 2.9%
Alliant Techsystems (1)	43,000	3,319
Goodrich	97,000	4,230
Rockwell Collins	115,000	6,480
		14,029
Air Freight & Logistics 0.3%
Expeditors International of Washington	15,000	1,296
		1,296
Airlines 1.1%
Southwest Airlines	296,000	5,325
		5,325
Building Products 0.7%
American Standard	75,000	3,214
		3,214
Commercial Services & Supplies 2.8%
ChoicePoint (1)	106,000	4,744
Manpower	89,000	5,089
Robert Half International	59,000	2,278
Viad	37,000	1,268
		13,379
Electrical Equipment 1.1%
AMETEK	117,000	5,260
		5,260
Industrial Conglomerates 2.0%
Roper Industries	160,000	7,781
Teleflex	29,000	2,077
		9,858
Machinery 3.0%
Danaher	51,000	3,241
ITT Industries	60,000	3,373
Oshkosh Truck	87,000	5,415
Pentair	65,000	2,649
		14,678
Trading Companies & Distributors 0.5%
MSC Industrial Direct	16,000	864
United Rentals (1)	53,000	1,829
		2,693
Total Industrials & Business Services		69,732
INFORMATION TECHNOLOGY 26.9%
Communications Equipment 2.1%
ADTRAN	63,000	1,650
Comverse Technology (1)	61,000	1,435
Harris	106,000	5,013
Juniper Networks (1)	101,000	1,931
		10,029
Computers & Peripherals 0.6%
Avid Technology (1)	64,000	2,781
		2,781
Electronic Equipment & Instruments 4.1%
CDW	44,000	2,589
Cogent (1)	96,000	1,761
Dolby Laboratories, Class A (1)	70,000	1,463
Flextronics (1)	267,000	2,764
FLIR Systems (1)	105,000	2,983
Jabil Circuit (1)	119,000	5,100
Symbol Technologies	285,000	3,015
		19,675
Internet Software & Services 2.6%
CNET Networks (1)	180,000	2,558
Monster Worldwide (1)	96,000	4,786
VeriSign (1)	224,000	5,374
		12,718
IT Services 5.5%
CACI International, Class A (1)	53,000	3,485
Checkfree (1)	68,000	3,434
DST Systems (1)	88,000	5,099
Fidelity National Information	89,000	3,609
Global Payments	50,000	2,651
Iron Mountain (1)	111,000	4,522
Moneygram International	127,000	3,901
		26,701
Semiconductor & Semiconductor Equipment 7.4%
Altera (1)	197,000	4,066
AMIS Holdings (1)	41,000	371
Intersil Holding, Class A	158,000	4,569
Linear Technology	121,000	4,245
Marvell Technology Group (1)	26,000	1,407
Microchip Technology	119,000	4,320
National Semiconductor	89,000	2,478
Novellus Systems (1)	120,000	2,880
PMC-Sierra (1)	137,000	1,684
Semtech (1)	69,000	1,234
Spansion, Class A (1)	117,000	1,732
Teradyne (1)	145,000	2,249
Xilinx	179,000	4,557
		35,792
Software 4.6%
Activision (1)	58,000	800
Adobe Systems (1)	66,000	2,305
Amdocs (1)	116,000	4,183
Cadence Design Systems (1)	141,000	2,607
Jack Henry & Associates	102,000	2,333
McAfee (1)	92,000	2,238
NAVTEQ (1)	85,000	4,305
Red Hat (1)	129,000	3,609
		22,380
Total Information Technology		130,076
MATERIALS 1.3%
Chemicals 0.7%
Nalco Holding (1)	176,000	3,115
		3,115
Metals & Mining 0.6%
Newmont Mining	59,000	3,062
		3,062
Total Materials		6,177
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 0.6%
Telus (CAD)	77,000	3,024
		3,024
Wireless Telecommunication Services 3.6%
American Tower Systems, Class A (1)	123,000	3,729
Crown Castle International (1)	185,000	5,245
Nextel Partners, Class A (1)	166,000	4,701
Rogers Communications, Class B	96,000	3,663
		17,338
Total Telecommunication Services		20,362
Total Miscellaneous Common Stocks 0.2% (2)		1,065
Total Common Stocks (Cost $306,481)		479,562
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Investment Fund, 4.61% (3)(4)	9,225,002	9,225
Total Short-Term Investments (Cost $9,225)		9,225
Total Investments in Securities
101.2% of Net Assets (Cost $315,706)		$ 488,787

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Affiliated company - see Note 3
(4)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $315,706,000. Net unrealized gain aggregated $173,081,000 at period-end, of which $180,614,000 related to appreciated investments and $7,533,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $94,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $9,225,000 and $4,842,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 11.4%
Automobiles 0.5%
GM	46,600	991
		991
Household Durables 1.1%
Newell Rubbermaid	85,900	2,164
		2,164
Media 8.2%
CBS, Class B (1)	40,850	980
Comcast, Class A (2)	73,300	1,918
Comcast, Class A Special (2)	17,500	457
Disney	77,400	2,159
Dow Jones	34,550	1,358
Liberty Media, Class A (2)	331,200	2,719
New York Times, Class A	66,100	1,673
Time Warner	187,450	3,147
Viacom, Class B (1)(2)	32,150	1,247
		15,658
Specialty Retail 1.6%
Home Depot	43,000	1,819
RadioShack	67,000	1,288
		3,107
Total Consumer Discretionary		21,920
CONSUMER STAPLES 7.9%
Beverages 3.0%
Anheuser-Busch	62,500	2,673
Coca-Cola	73,300	3,069
		5,742
Food & Staples Retailing 1.2%
Wal-Mart	48,900	2,310
		2,310
Food Products 1.8%
Campbell Soup	56,050	1,816
General Mills	30,700	1,556
		3,372
Personal Products 1.0%
Avon	63,900	1,992
		1,992
Tobacco 0.9%
Altria Group	23,200	1,644
		1,644
Total Consumer Staples		15,060
ENERGY 12.2%
Energy Equipment & Services 2.3%
Baker Hughes	65,000	4,446
		4,446
Oil, Gas & Consumable Fuels 9.9%
Chevron	78,000	4,522
ExxonMobil	76,700	4,668
Murphy Oil	50,600	2,521
Royal Dutch Shell ADR	29,900	1,861
Total ADR	39,900	5,256
		18,828
Total Energy		23,274
FINANCIALS 26.5%
Capital Markets 7.1%
Ameriprise Financial	39,208	1,767
Charles Schwab	77,800	1,339
Mellon Financial	72,500	2,581
Merrill Lynch	32,750	2,579
Morgan Stanley	43,300	2,720
State Street	43,200	2,611
		13,597
Commercial Banks 5.8%
Bank of America	112,300	5,114
Fifth Third Bancorp	67,500	2,657
U.S. Bancorp	107,750	3,286
		11,057
Consumer Finance 1.0%
American Express	35,140	1,847
		1,847
Diversified Financial Services 4.7%
Citigroup	65,633	3,100
JPMorgan Chase	143,686	5,983
		9,083
Insurance 7.0%
American International Group	40,300	2,663
Genworth Financial, Class A	33,600	1,123
Hartford Financial Services	26,700	2,151
Lincoln National	25,900	1,414
Marsh & McLennan	133,200	3,911
St. Paul Travelers Companies	51,000	2,131
		13,393
Thrifts & Mortgage Finance 0.9%
Fannie Mae	33,100	1,701
		1,701
Total Financials		50,678
HEALTH CARE 8.2%
Health Care Equipment & Supplies 0.7%
Boston Scientific (2)	57,100	1,316
		1,316
Pharmaceuticals 7.5%
Bristol Myers Squibb	69,400	1,708
Johnson & Johnson	45,300	2,683
Merck	95,700	3,371
Pfizer	110,400	2,751
Schering-Plough	89,600	1,701
Wyeth	45,850	2,225
		14,439
Total Health Care		15,755
INDUSTRIALS & BUSINESS SERVICES 11.6%
Aerospace & Defense 3.6%
Honeywell International	82,700	3,537
Lockheed Martin	15,300	1,149
Raytheon	48,050	2,203
		6,889
Commercial Services & Supplies 1.5%
Waste Management	80,900	2,856
		2,856
Industrial Conglomerates 4.5%
GE	184,200	6,407
Tyco International	83,750	2,251
		8,658
Road & Rail 2.0%
Union Pacific	40,900	3,818
		3,818
Total Industrials & Business Services		22,221
INFORMATION TECHNOLOGY 6.1%
Communications Equipment 1.1%
Cisco Systems (2)	101,500	2,199
		2,199
Computers & Peripherals 2.3%
Hewlett-Packard	41,534	1,367
IBM	37,000	3,051
		4,418
Semiconductor & Semiconductor Equipment 1.0%
Intel	101,600	1,966
		1,966
Software 1.7%
Microsoft	116,500	3,170
		3,170
Total Information Technology		11,753
MATERIALS 4.6%
Chemicals 1.8%
Dow Chemical	27,550	1,118
DuPont	56,640	2,391
		3,509
Metals & Mining 0.7%
Nucor	12,900	1,352
		1,352
Paper & Forest Products 2.1%
Bowater	34,600	1,024
International Paper	83,000	2,869
		3,893
Total Materials		8,754
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 3.1%
AT&T	74,200	2,006
Qwest Communications International (2)	249,000	1,693
Verizon Communications	67,100	2,286
		5,985
Wireless Telecommunication Services 2.3%
Alltel	24,300	1,574
Sprint Nextel	110,650	2,859
		4,433
Total Telecommunication Services		10,418
UTILITIES 3.9%
Electric Utilities 1.0%
FirstEnergy	39,400	1,927
		1,927
Independent Power Producers & Energy Traders 1.6%
Duke Energy	105,850	3,085
		3,085
Multi-Utilities 1.3%
NiSource	121,700	2,461
		2,461
Total Utilities		7,473
Total Common Stocks (Cost $170,562)		187,306
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 4.71% (3)(4)	4,338,101	4,338
		4,338
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.25% 04/20/06	500,000	499
		499
Total Short-Term Investments (Cost $4,837)		4,837
Total Investments in Securities
100.3% of Net Assets (Cost $175,399)		$ 192,143

†	Denominated in U.S. dollars unless otherwise noted
(1)	When-issued security
(2)	Non-income producing
(3)	Affiliated company - see Note 3
(4)	Seven-day yield
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $175,399,000. Net unrealized gain aggregated $16,744,000 at period-end, of which $19,588,000 related to appreciated investments and $2,844,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $66,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $4,338,000 and $10,131,000, respectively.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 14.0%
Auto Components 0.7%
Keystone Automotive (1)	41,200	1,739
Strattec Security (1)	17,500	653
TRW (1)	40,100	934
		3,326
Automobiles 0.0%
Winnebago	2,400	73
		73
Diversified Consumer Services 1.2%
Corinthian Colleges (1)	122,000	1,757
Education Management (1)	20,900	870
Matthews International, Class A	90,600	3,466
		6,093
Hotels, Restaurants & Leisure 3.6%
Applebee's	68,737	1,687
BJ's Restaurants (1)	48,100	1,299
CEC Entertainment (1)	27,200	914
Panera Bread, Class A (1)	35,500	2,669
PF Chang's China Bistro (1)	26,500	1,306
Red Robin Gourmet Burgers (1)	53,200	2,511
Ruby Tuesday	29,700	953
Sonic (1)	88,700	3,116
Texas Roadhouse, Class A (1)	13,800	236
The Cheesecake Factory (1)	85,450	3,200
		17,891
Household Durables 0.6%
Jarden (1)	85,875	2,821
		2,821
Internet & Catalog Retail 0.5%
J. Jill Group (1)	51,700	1,236
priceline.com (1)	38,700	961
		2,197
Leisure Equipment & Products 1.4%
Brunswick	72,900	2,833
MarineMax (1)	43,200	1,448
Polaris Industries	5,100	278
SCP Pool	51,012	2,393
		6,952
Media 0.8%
Emmis Communications (1)	43,400	695
Entercom Communications	30,200	843
Scholastic (1)	87,000	2,328
Young Broadcasting (1)	34,500	117
		3,983
Multiline Retail 0.1%
Big Lots (1)	48,100	671
		671
Specialty Retail 4.0%
AC Moore Arts & Crafts (1)	18,900	348
AnnTaylor Stores (1)	142,950	5,259
Christopher & Banks	64,075	1,487
DSW, Class A (1)	32,700	1,024
Gymboree (1)	24,800	646
Hibbett Sporting Goods (1)	3,200	106
Hot Topic (1)	100,700	1,460
Monro Muffler Brake	54,200	2,013
Pantry (1)	38,200	2,383
Petco (1)	90,100	2,124
Select Comfort (1)	32,400	1,281
The Finish Line, Class A	30,300	499
Zumiez (1)	15,700	959
		19,589
Textiles, Apparel, & Luxury Goods 1.1%
Columbia Sportswear (1)	37,100	1,979
Culp (1)	18,200	88
Under Armour (1)	16,600	538
Warnaco Group (1)	116,000	2,784
		5,389
Total Consumer Discretionary		68,985
CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.3%
Casey's General Stores	109,500	2,504
Performance Food Group (1)	80,200	2,501
Wild Oats Markets (1)	56,700	1,153
		6,158
Food Products 0.1%
Seneca Foods, Class B (1)	7,100	141
Seneca Foods, Class A (1)	18,600	369
		510
Personal Products 0.1%
Chattem (1)	17,400	655
		655
Total Consumer Staples		7,323
ENERGY 7.7%
Energy Equipment & Services 5.4%
FMC Technologies (1)	115,200	5,900
Grant Prideco (1)	177,100	7,587
Hanover Compressor (1)	105,000	1,955
Hydril (1)	24,000	1,871
Input/Output (1)	81,700	793
Key Energy Services (1)	23,400	357
Lone Star Technologies (1)	24,000	1,330
Seacor Holdings (1)	59,200	4,689
Superior Well Services (1)	5,500	160
Union Drilling (1)	27,900	408
W-H Energy Services (1)	31,900	1,419
		26,469
Oil, Gas & Consumable Fuels 2.3%
Bill Barrett (1)	87,200	2,842
Forest Oil (1)	103,000	3,830
Foundation Coal Holdings	57,900	2,382
Mariner Energy (1)	83,357	1,710
Noble Energy	11,600	509
		11,273
Total Energy		37,742
FINANCIALS 17.1%
Capital Markets 1.9%
Affiliated Managers Group (1)	34,000	3,625
Investors Financial Services	49,100	2,301
Marketaxess (1)	19,300	232
Piper Jaffray (1)	58,500	3,218
		9,376
Commercial Banks 5.7%
Boston Private Financial	45,700	1,544
Cascade Bancorp	48,100	1,421
Chittenden	132,250	3,831
Citizens Banking	104,600	2,809
Glacier Bancorp	74,622	2,317
Pinnacle Financial Partners (1)	27,200	746
Placer Sierra Bancshares	9,300	266
Preferred Bank	6,000	303
Prosperity Bancshares	70,500	2,130
Provident Bankshares	59,800	2,180
Sandy Spring Bancorp	40,600	1,543
Signature Bank (1)	37,800	1,232
Texas Capital Bancshares (1)	47,000	1,128
Valley National Bancorp	97,666	2,502
WestAmerica	77,200	4,008
		27,960
Insurance 4.7%
Aspen Insurance Holdings	83,700	2,064
Assured Guaranty	118,200	2,955
Bristol West Holdings	66,700	1,284
Horace Mann Educators	91,600	1,722
Infinity Property & Casualty	67,300	2,809
Markel (1)	7,500	2,533
National Financial Partners	23,400	1,322
Ohio Casualty	164,300	5,208
PartnerRe	34,400	2,136
Selective Insurance	25,600	1,357
		23,390
Real Estate Investment Trusts 3.1%
Arden Realty, REIT	48,700	2,198
DiamondRock Hospitality, REIT	54,900	758
EastGroup Properties, REIT	57,000	2,704
Equity Lifestyle Properties, REIT	21,200	1,055
Essex Property Trust, REIT	5,100	554
Glenborough Realty Trust, REIT	42,100	916
LaSalle Hotel Properties, REIT	32,600	1,337
Parkway Properties, REIT	25,700	1,122
PS Business Parks, REIT	23,100	1,292
Reckson Associates Realty, REIT	17,884	819
Washington SBI, REIT	63,900	2,321
		15,076
Thrifts & Mortgage Finance 1.7%
First Niagara Financial	123,300	1,808
Harbor Florida Bancshares	89,000	3,370
NewAlliance Bancshares	180,500	2,605
Triad Guaranty (1)	13,100	614
		8,397
Total Financials		84,199
HEALTH CARE 14.2%
Biotechnology 4.5%
Abgenix (1)	6,200	139
Alexion Pharmaceutical (1)	24,300	861
Alkermes (1)	61,400	1,354
Amylin Pharmaceuticals (1)	42,800	2,095
Anadys Pharmaceuticals (1)	28,300	456
Cephalon (1)	20,476	1,234
Cubist Pharmaceuticals (1)	60,900	1,399
CV Therapeutics (1)	10,200	225
Cytogen (1)	28,400	103
Cytokinetics (1)	4,800	35
deCode genetics (1)	44,200	383
Exelixis (1)	54,300	652
Incyte Genomics (1)	63,250	381
InterMune (1)	83,000	1,539
Martek Biosciences (1)	40,300	1,323
Memory Pharmaceuticals (1)	26,300	73
Myogen (1)	22,200	804
Myriad Genetics (1)	69,300	1,808
Nektar Therapeutics (1)	16,100	328
Neurocrine Biosciences (1)	26,300	1,697
NPS Pharmaceuticals (1)	20,700	177
ONYX Pharmaceuticals (1)	14,400	378
Rigel Pharmaceuticals (1)	43,000	494
Tercica (1)	31,300	210
Theravance (1)	10,200	286
Trimeris (1)	27,600	373
Vertex Pharmaceuticals (1)	96,962	3,548
		22,355
Health Care Equipment & Supplies 4.5%
American Medical Systems (1)	13,400	301
Analogic	28,400	1,880
DJ Orthopedics (1)	51,800	2,059
Edwards Lifesciences (1)	38,800	1,688
Greatbatch (1)	44,300	971
Integra LifeSciences (1)	81,800	3,352
NuVasive (1)	35,900	677
ResMed (1)	145,400	6,395
Steris	69,300	1,710
Thoratec (1)	65,500	1,262
Wright Medical Group (1)	81,600	1,612
		21,907
Health Care Providers & Services 4.3%
AMERIGROUP (1)	55,800	1,174
Healthspring (1)	34,500	642
Henry Schein (1)	83,900	4,016
LifePoint Hospitals (1)	80,500	2,504
Odyssey Healthcare (1)	17,500	301
Sunrise Senior Living (1)	178,800	6,968
Symbion (1)	57,000	1,291
United Surgical Partners International (1)	107,100	3,792
VistaCare, Class A (1)	32,600	505
		21,193
Pharmaceuticals 0.9%
Alexza Pharmaceuticals (1)	15,000	146
Atherogenics (1)	62,100	1,013
Inspire Pharmaceuticals (1)	80,100	419
Medicines Company (1)	39,200	806
Medicis Pharmaceutical, Class A	25,200	822
Noven Pharmaceuticals (1)	63,400	1,142
		4,348
Total Health Care		69,803
INDUSTRIALS & BUSINESS SERVICES 16.5%
Aerospace & Defense 1.5%
Argon (1)	26,300	882
Armor Holdings (1)	75,000	4,372
Moog, Class A (1)	52,700	1,870
		7,124
Air Freight & Logistics 1.5%
EGL (1)	82,300	3,703
Pacer International	19,800	647
Ryder System	15,700	703
UTi Worldwide	66,600	2,105
		7,158
Airlines 0.1%
Frontier Airlines (1)	45,600	351
Midwest Air Group (1)	50,800	336
		687
Building Products 0.2%
Trex (1)	36,900	1,170
		1,170
Commercial Services & Supplies 4.3%
Angelica	38,700	794
Consolidated Graphics (1)	40,200	2,095
G & K Services, Class A	64,800	2,757
Herman Miller	105,400	3,416
Kforce (1)	88,300	1,126
LECG (1)	71,800	1,384
Multi-Color	8,900	267
Pike Electric (1)	39,100	821
Resources Global Professionals (1)	100,000	2,491
Ritchie Bros Auctioneers	41,500	2,054
Synagro Technologies	139,500	698
Waste Connections (1)	62,700	2,496
West Corporation (1)	19,300	862
		21,261
Construction & Engineering 0.3%
Insituform Technologies (1)	44,900	1,194
		1,194
Electrical Equipment 2.2%
A.O. Smith	114,900	6,067
Artesyn Technologies (1)	83,200	911
Baldor Electric	101,700	3,445
Woodward Governor	18,000	598
		11,021
Machinery 5.1%
3-D Systems (1)	12,600	269
Accuride (1)	88,000	1,012
Actuant, Class A	60,460	3,701
Cascade	30,000	1,585
ESCO Electronics (1)	22,700	1,150
Graco	67,100	3,048
Harsco	60,700	5,015
IDEX	23,300	1,216
Lindsay Manufacturing	73,600	1,994
RBC Bearings (1)	25,100	515
Toro	117,000	5,587
		25,092
Road & Rail 0.7%
Genesee & Wyoming, Class A (1)	4,950	152
Heartland Express	34,734	757
Knight Transportation	129,900	2,565
		3,474
Trading Companies & Distributors 0.6%
Electro Rent (1)	39,100	665
H & E Equipment Services (1)	6,000	175
Interline Brands (1)	72,800	1,837
NuCo2 (1)	400	12
Transdigm Group (1)	13,300	342
		3,031
Total Industrials & Business Services		81,212
INFORMATION TECHNOLOGY 19.5%
Communications Equipment 1.0%
ADTRAN	70,700	1,851
Belden CDT	84,000	2,287
Packeteer (1)	32,200	373
Tekelec (1)	28,100	389
		4,900
Computers & Peripherals 0.4%
Emulex (1)	70,700	1,208
Synaptics (1)	32,500	715
		1,923
Electronic Equipment & Instruments 3.0%
Applied Films (1)	6,000	116
Cogent (1)	15,700	288
DTS (1)	32,400	637
Global Imaging Systems (1)	53,800	2,043
KEMET (1)	127,900	1,211
Littelfuse (1)	49,600	1,693
Mercury Computer Systems (1)	31,100	504
Methode Electronics	86,400	941
MTS Systems	15,680	656
National Instruments	39,200	1,279
Newport (1)	51,000	962
Orbotech (1)	42,700	1,052
Plexus (1)	80,600	3,028
Scansource (1)	10,500	634
		15,044
Internet Software & Services 1.1%
24/7 Media (1)	70,700	740
Digital Insight (1)	43,600	1,587
Digital River (1)	31,100	1,356
Digitas (1)	53,600	772
MatrixOne (1)	108,000	773
WebSideStory (1)	13,500	232
		5,460
IT Services 3.4%
BISYS Group (1)	75,800	1,022
CACI International, Class A (1)	44,800	2,946
Global Payments	75,800	4,018
Heartland Payment Systems (1)	21,400	530
Iron Mountain (1)	60,125	2,449
Maximus	53,300	1,918
MPS Group (1)	166,300	2,544
RightNow Technologies (1)	86,500	1,373
		16,800
Semiconductor & Semiconductor Equipment 4.8%
AMIS Holdings (1)	44,600	404
Atheros Communications (1)	13,300	348
ATMI (1)	22,100	667
Brooks-Pri Automation (1)	81,100	1,155
Cabot Microelectronics (1)	31,700	1,176
Credence Systems (1)	89,200	655
Cymer (1)	80,300	3,649
Cypress Semiconductor (1)	9,500	161
Entegris (1)	235,961	2,511
Exar (1)	83,100	1,187
FEI (1)	49,500	983
Lattice Semiconductor (1)	142,800	951
Microsemi (1)	14,000	407
MKS Instruments (1)	88,100	2,064
PDF Solutions (1)	70,700	1,338
Power Integrations (1)	54,600	1,353
Semtech (1)	118,800	2,125
Silicon Laboratories (1)	41,500	2,280
Virage Logic (1)	14,900	161
		23,575
Software 5.8%
Altiris (1)	37,500	825
Bottomline Technologies (1)	7,200	99
Catapult Communications (1)	23,900	318
FactSet Research Systems	79,500	3,526
FileNet (1)	104,100	2,813
Hyperion Solutions (1)	48,900	1,594
Internet Security Systems (1)	62,500	1,499
Jack Henry & Associates	194,100	4,439
Kronos (1)	64,000	2,393
Motive (1)	49,300	192
NetIQ (1)	92,408	1,030
Open Solutions (1)	28,100	767
Progress Software (1)	57,800	1,681
Quest Software (1)	94,100	1,572
Red Hat (1)	56,400	1,578
RSA Security (1)	96,700	1,735
SPSS (1)	37,200	1,178
THQ (1)	48,800	1,264
		28,503
Total Information Technology		96,205
MATERIALS 4.6%
Chemicals 3.2%
Airgas	138,300	5,406
Arch Chemicals	80,700	2,453
Ferro	82,600	1,652
MacDermid	53,300	1,714
Material Sciences (1)	54,000	652
Minerals Technologies	41,800	2,442
Senomyx (1)	25,500	420
Symyx Technologies (1)	36,600	1,015
		15,754
Containers & Packaging 0.1%
Chesapeake Corporation	47,500	659
Smurfit-Stone Container (1)	18,100	246
		905
Metals & Mining 1.1%
Gibraltar Industries	31,350	923
Lihir Gold (AUD) (1)	552,600	1,057
Meridian Gold (1)	114,500	3,395
		5,375
Paper & Forest Products 0.2%
Buckeye Technologies (1)	100,200	907
		907
Total Materials		22,941
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
Ntelos (1)	4,200	59
Premiere Global Services (1)	62,100	500
Time Warner Telecom, Class A (1)	85,200	1,529
		2,088
Wireless Telecommunication Services 0.1%
SBA Communications (1)	26,000	609
		609
Total Telecommunication Services		2,697
UTILITIES 1.6%
Electric Utilities 1.0%
Cleco	51,700	1,154
El Paso Electric (1)	45,800	872
Empire District Electronics	29,500	656
Unisource Energy	78,000	2,379
		5,061
Gas Utilities 0.4%
Southwest Gas	72,800	2,035
		2,035
Independent Power Producers & Energy Traders 0.2%
Black Hills	29,000	986
		986
Total Utilities		8,082
Total Common Stocks (Cost $309,987)		479,189
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	14,257,546	14,258
Total Short-Term Investments (Cost $14,258)		14,258
Total Investments in Securities
100.1% of Net Assets (Cost $324,245)		$ 493,447

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
AUD	Australian Dollar
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $324,245,000. Net unrealized gain aggregated $169,202,000 at period-end, of which $181,227,000 related to appreciated investments and $12,025,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $155,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $14,258,000 and $9,604,000 respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 14.2%
Hotels, Restaurants & Leisure 2.8%
International Game Technology	151,000	5,318
Wynn Resorts (1)	62,400	4,796
		10,114
Household Durables 2.8%
Garmin	61,300	4,869
Harman International	47,800	5,312
		10,181
Internet & Catalog Retail 1.1%
Amazon.com (1)	114,700	4,188
		4,188
Media 3.4%
Lamar Advertising (1)	129,200	6,799
Scripps, Class A	27,400	1,225
Viacom, Class B (1)	116,300	4,512
		12,536
Multiline Retail 3.1%
Kohl's (1)	152,500	8,084
Target	63,000	3,276
		11,360
Specialty Retail 1.0%
PETsMART	125,700	3,537
		3,537
Total Consumer Discretionary		51,916
CONSUMER STAPLES 5.5%
Food & Staples Retailing 5.5%
Sysco	180,300	5,779
Wal-Mart	172,400	8,144
Walgreen	143,500	6,189
Total Consumer Staples		20,112
ENERGY 2.0%
Energy Equipment & Services 2.0%
Schlumberger	28,900	3,658
Transocean (1)	46,500	3,734
Total Energy		7,392
FINANCIALS 8.6%
Capital Markets 6.5%
E*TRADE Financial (1)	121,100	3,267
Franklin Resources	43,000	4,053
Legg Mason	32,500	4,073
Morgan Stanley	35,200	2,211
State Street	171,500	10,364
		23,968
Consumer Finance 2.1%
SLM Corporation	146,800	7,625
		7,625
Total Financials		31,593
HEALTH CARE 16.4%
Biotechnology 4.2%
Amgen (1)	79,400	5,776
Genentech (1)	60,400	5,104
Gilead Sciences (1)	74,600	4,642
		15,522
Health Care Equipment & Supplies 3.7%
Alcon	19,500	2,033
Medtronic	149,800	7,602
St. Jude Medical (1)	97,500	3,998
		13,633
Health Care Providers & Services 7.8%
Cardinal Health	54,000	4,024
Caremark RX (1)	126,300	6,212
Humana (1)	96,600	5,086
UnitedHealth Group	240,100	13,412
		28,734
Pharmaceuticals 0.7%
Sepracor (1)	49,200	2,401
		2,401
Total Health Care		60,290
INDUSTRIALS & BUSINESS SERVICES 10.6%
Aerospace & Defense 1.0%
General Dynamics	56,200	3,596
		3,596
Airlines 2.0%
Southwest Airlines	411,200	7,397
		7,397
Industrial Conglomerates 5.0%
GE	529,600	18,420
		18,420
Machinery 2.6%
Danaher	146,800	9,329
		9,329
Total Industrials & Business Services		38,742
INFORMATION TECHNOLOGY 35.1%
Communications Equipment 3.5%
Corning (1)	199,800	5,377
Juniper Networks (1)	381,600	7,296
		12,673
Computers & Peripherals 3.8%
Dell (1)	268,400	7,988
EMC (1)	450,800	6,144
		14,132
Internet Software & Services 5.2%
eBay (1)	111,600	4,359
Google, Class A (1)	19,350	7,546
Yahoo! (1)	220,700	7,120
		19,025
IT Services 3.1%
Accenture, Class A	196,400	5,906
Automatic Data Processing	116,700	5,331
		11,237
Semiconductor & Semiconductor Equipment 11.5%
Analog Devices	237,000	9,075
Applied Materials	301,100	5,272
Intel	204,200	3,951
Marvell Technology Group (1)	92,700	5,015
Maxim Integrated Products	205,900	7,649
Texas Instruments	117,500	3,815
Xilinx	295,200	7,516
		42,293
Software 8.0%
Microsoft	557,800	15,178
NAVTEQ (1)	100,700	5,100
Oracle (1)	434,500	5,948
Red Hat (1)	105,100	2,941
		29,167
Total Information Technology		128,527
MATERIALS 1.0%
Chemicals 1.0%
Monsanto	43,000	3,644
Total Materials		3,644
TELECOMMUNICATION SERVICES 2.6%
Wireless Telecommunication Services 2.6%
American Tower Systems, Class A (1)	268,500	8,141
Rogers Communications, Class B	35,100	1,339
Total Telecommunication Services		9,480
Total Common Stocks (Cost $332,633)		351,696
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	10,643,555	10,644
Total Short-Term Investments (Cost $10,644)		10,644
Total Investments in Securities
98.9% of Net Assets (Cost $343,277)		$ 362,340

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Insitutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $343,277,000. Net unrealized gain aggregated $19,063,000 at period-end, of which $25,324,000 related to appreciated investments and $6,261,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $153,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $10,644,000 and $6,221,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 12.2%
Hotels, Restaurants & Leisure 3.7%
Carnival	8,350	395
Harrah's Entertainment	4,000	312
International Game Technology	10,300	363
Marriott, Class A	2,200	151
Wynn Resorts (1)	1,600	123
		1,344
Household Durables 0.7%
Garmin	1,300	103
Harman International	1,300	145
		248
Internet & Catalog Retail 0.3%
Amazon.com (1)	2,700	98
		98
Media 2.6%
McGraw-Hill	1,800	104
Omnicom	1,500	125
Scripps, Class A	4,400	197
Time Warner	14,200	238
Viacom, Class B (1)	7,600	295
		959
Multiline Retail 2.4%
Kohl's (1)	7,100	376
Target	9,200	479
		855
Specialty Retail 2.5%
Best Buy	6,975	390
Home Depot	12,500	529
		919
Total Consumer Discretionary		4,423
CONSUMER STAPLES 4.6%
Beverages 0.9%
PepsiCo	5,950	344
		344
Food & Staples Retailing 2.3%
CVS	6,500	194
Sysco	3,600	116
Wal-Mart	10,840	512
		822
Household Products 1.4%
Procter & Gamble	9,035	520
		520
Total Consumer Staples		1,686
ENERGY 7.5%
Energy Equipment & Services 5.5%
Baker Hughes	8,400	575
Schlumberger	7,150	905
Smith International	10,900	425
Transocean (1)	1,300	104
		2,009
Oil, Gas & Consumable Fuels 2.0%
ExxonMobil	9,400	572
Total ADR	1,100	145
		717
Total Energy		2,726
FINANCIALS 21.2%
Capital Markets 11.1%
Ameriprise Financial	1,530	69
Charles Schwab	17,400	299
E*TRADE Financial (1)	5,900	159
Franklin Resources	4,450	419
Goldman Sachs	2,750	432
Legg Mason	4,350	545
Mellon Financial	7,600	271
Merrill Lynch	5,000	394
Morgan Stanley	2,700	170
Northern Trust	5,400	283
State Street	12,500	755
UBS (CHF)	2,200	242
		4,038
Commercial Banks 1.0%
Wells Fargo	5,400	345
		345
Consumer Finance 2.3%
American Express	9,350	492
SLM Corporation	6,300	327
		819
Diversified Financial Services 2.8%
Citigroup	21,700	1,025
		1,025
Insurance 4.0%
American International Group	11,550	763
Hartford Financial Services	4,100	330
Marsh & McLennan	7,950	234
Prudential Financial	1,600	121
		1,448
Total Financials		7,675
HEALTH CARE 17.0%
Biotechnology 3.9%
Amgen (1)	8,630	628
Genentech (1)	5,400	456
Gilead Sciences (1)	5,400	336
		1,420
Health Care Equipment & Supplies 2.4%
Alcon	1,100	115
Medtronic	8,100	411
St. Jude Medical (1)	4,400	181
Stryker	3,300	146
		853
Health Care Providers & Services 6.9%
Cardinal Health	2,200	164
Caremark RX (1)	7,000	344
Quest Diagnostics	4,300	221
UnitedHealth Group	23,900	1,335
WellPoint (1)	5,700	441
		2,505
Pharmaceuticals 3.8%
Johnson & Johnson	4,650	275
Novartis (CHF)	3,300	184
Pfizer	16,400	409
Sepracor (1)	2,700	132
Wyeth	7,550	366
		1,366
Total Health Care		6,144
INDUSTRIALS & BUSINESS SERVICES 10.8%
Aerospace & Defense 2.1%
General Dynamics	3,400	218
Honeywell International	5,900	252
Lockheed Martin	2,700	203
Rockwell Collins	1,600	90
		763
Air Freight & Logistics 0.8%
UPS, Class B	3,650	290
		290
Commercial Services & Supplies 0.6%
Cintas	5,000	213
		213
Industrial Conglomerates 3.8%
GE	39,400	1,370
		1,370
Machinery 3.5%
Danaher	14,140	899
Deere	3,300	261
Illinois Tool Works	1,300	125
		1,285
Total Industrials & Business Services		3,921
INFORMATION TECHNOLOGY 22.9%
Communications Equipment 4.2%
Cisco Systems (1)	25,000	542
Corning (1)	5,400	145
Juniper Networks (1)	6,300	120
Nokia ADR	16,300	338
QUALCOMM	7,400	375
		1,520
Computers & Peripherals 2.2%
Dell (1)	18,500	551
EMC (1)	18,500	252
		803
Internet Software & Services 2.7%
eBay (1)	6,400	250
Google, Class A (1)	900	351
IAC/InterActiveCorp (1)	2,750	81
Yahoo! (1)	8,900	287
		969
IT Services 2.6%
Accenture, Class A	2,700	81
Automatic Data Processing	8,400	384
First Data	7,100	332
Paychex	3,300	138
		935
Semiconductor & Semiconductor Equipment 5.7%
Analog Devices	8,150	312
Applied Materials	4,400	77
Intel	9,800	190
Linear Technology	5,300	186
Marvell Technology Group (1)	5,400	292
Maxim Integrated Products	10,900	405
Texas Instruments	9,400	305
Xilinx	12,500	318
		2,085
Software 5.5%
Adobe Systems (1)	5,500	192
Intuit (1)	6,000	319
Microsoft	45,200	1,230
Oracle (1)	18,500	253
		1,994
Total Information Technology		8,306
MATERIALS 1.0%
Chemicals 1.0%
Monsanto	4,400	373
Total Materials		373
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.6%
Telus (Non-voting shares)	5,100	197
		197
Wireless Telecommunication Services 0.8%
America Movil ADR, Series L	5,400	185
American Tower Systems, Class A (1)	3,600	109
		294
Total Telecommunication Services		491
Total Common Stocks (Cost $30,632)		35,745
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	538,288	538
Total Short-Term Investments (Cost $538)		538
Total Investments in Securities
100.1% of Net Assets (Cost $31,170)		$ 36,283

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
CHF	Swiss Franc

The accompanying notes are an intergral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $31,170,000. Net unrealized gain aggregated $5,113,000 at period-end, of which $6,070,000 related to appreciated investments and $957,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $4,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $538,000 and $275,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006